UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Leveraged
Company Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2013

1.805758.109

ALSF-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.6%
Auto Components - 1.8%
Delphi Automotive PLC	446,000	$ 20,610
Exide Technologies (a)	3,282,263	2,780
Tenneco, Inc. (a)	630,300	24,374
TRW Automotive Holdings Corp. (a)	298,400	17,925
		65,689
Automobiles - 5.9%
Ford Motor Co.	7,095,667	97,282
General Motors Co. (a)	3,454,500	106,537
General Motors Co.:
warrants 7/10/16 (a)	365,056	7,827
warrants 7/10/19 (a)	365,056	5,144
Motors Liquidation Co. GUC Trust (a)	100,812	3,080
		219,870
Diversified Consumer Services - 4.3%
Service Corp. International	8,987,869	151,715
Stewart Enterprises, Inc. Class A	1,163,232	10,364
		162,079
Hotels, Restaurants & Leisure - 0.5%
Penn National Gaming, Inc. (a)	297,660	17,428
Station Holdco LLC unit (h)(i)	116,342	7
		17,435
Household Durables - 2.2%
Hovnanian Enterprises, Inc. Class A (a)(e)	1,181,000	6,436
Lennar Corp. Class A	576,600	23,767
Newell Rubbermaid, Inc.	1,935,853	50,990
		81,193
Leisure Equipment & Products - 0.2%
Callaway Golf Co. (e)	1,339,225	8,973
Media - 5.9%
Cinemark Holdings, Inc.	2,129,655	65,785
Comcast Corp. Class A	2,754,102	113,744
Gray Television, Inc. (a)(f)	3,167,163	20,111
Nexstar Broadcasting Group, Inc. Class A	819,700	19,960
		219,600
Multiline Retail - 0.5%
Target Corp.	283,600	20,011
Specialty Retail - 3.3%
Asbury Automotive Group, Inc. (a)	314,878	12,623
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
GameStop Corp. Class A (e)	2,061,075	$ 71,932
Sally Beauty Holdings, Inc. (a)	1,303,600	39,186
		123,741
TOTAL CONSUMER DISCRETIONARY		918,591
CONSUMER STAPLES - 2.4%
Food Products - 2.2%
ConAgra Foods, Inc.	438,800	15,520
Darling International, Inc. (a)	2,916,158	53,978
Smithfield Foods, Inc. (a)	457,894	11,722
		81,220
Personal Products - 0.2%
Revlon, Inc. (a)	459,739	8,896
TOTAL CONSUMER STAPLES		90,116
ENERGY - 10.2%
Energy Equipment & Services - 2.8%
Ensco PLC Class A	90,000	5,191
Halliburton Co.	943,707	40,362
Noble Corp.	366,200	13,733
Oil States International, Inc. (a)	262,534	23,460
Schlumberger Ltd.	90,600	6,743
Transocean Ltd. (United States) (a)	316,300	16,280
		105,769
Oil, Gas & Consumable Fuels - 7.4%
Alpha Natural Resources, Inc. (a)	2,390,611	17,738
Continental Resources, Inc. (a)	440,013	35,166
Forest Oil Corp. (a)	1,006,891	4,219
Hess Corp.	590,390	42,614
HollyFrontier Corp.	1,433,165	70,870
Kodiak Oil & Gas Corp. (a)	1,639,653	12,838
Peabody Energy Corp.	677,175	13,584
Range Resources Corp.	202,800	14,910
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	1,204,634	$ 48,571
Western Refining, Inc. (e)	511,986	15,825
		276,335
TOTAL ENERGY		382,104
FINANCIALS - 8.0%
Commercial Banks - 2.8%
CIT Group, Inc. (a)	170,690	7,256
Huntington Bancshares, Inc.	7,094,120	50,865
Regions Financial Corp.	2,739,606	23,259
SunTrust Banks, Inc.	836,400	24,465
		105,845
Consumer Finance - 0.9%
American Express Co.	515,752	35,283
Diversified Financial Services - 2.3%
Bank of America Corp.	2,857,662	35,178
Citigroup, Inc.	1,110,553	51,818
		86,996
Insurance - 1.1%
AFLAC, Inc.	530,400	28,875
Lincoln National Corp.	360,400	12,257
		41,132
Real Estate Investment Trusts - 0.8%
Host Hotels & Resorts, Inc.	832,331	15,207
Sabra Health Care REIT, Inc.	452,492	13,493
		28,700
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	328,300	1,773
TOTAL FINANCIALS		299,729
HEALTH CARE - 11.0%
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (a)	7,480,575	56,030
Covidien PLC	286,325	18,279
		74,309
Health Care Providers & Services - 6.0%
Community Health Systems, Inc.	655,424	29,868
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
DaVita, Inc. (a)	303,353	$ 35,993
HCA Holdings, Inc.	998,521	39,831
Tenet Healthcare Corp. (a)	2,089,881	94,797
Universal Health Services, Inc. Class B	317,795	21,162
		221,651
Pharmaceuticals - 3.0%
Johnson & Johnson	127,900	10,901
Merck & Co., Inc.	1,321,200	62,096
Sanofi SA sponsored ADR	745,266	39,760
		112,757
TOTAL HEALTH CARE		408,717
INDUSTRIALS - 10.2%
Aerospace & Defense - 1.2%
Honeywell International, Inc.	387,924	28,528
Huntington Ingalls Industries, Inc.	42,840	2,266
Textron, Inc.	497,300	12,805
		43,599
Airlines - 2.3%
Delta Air Lines, Inc. (a)	2,920,820	50,063
Southwest Airlines Co.	478,033	6,549
United Continental Holdings, Inc. (a)	309,700	10,003
US Airways Group, Inc. (a)	1,236,200	20,892
		87,507
Building Products - 1.1%
Armstrong World Industries, Inc.	580,581	29,633
Owens Corning (a)	246,439	10,365
Owens Corning warrants 10/31/13 (a)	193,400	513
		40,511
Commercial Services & Supplies - 1.1%
Deluxe Corp.	809,427	30,872
Tyco International Ltd.	267,791	8,601
		39,473
Electrical Equipment - 1.9%
Belden, Inc.	649,536	32,100
Emerson Electric Co.	136,500	7,577
Generac Holdings, Inc.	328,718	11,811
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
General Cable Corp. (a)	365,868	$ 12,615
Polypore International, Inc. (a)(e)	182,200	7,640
		71,743
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	90,090	5,844
General Electric Co.	896,117	19,974
		25,818
Machinery - 1.2%
Ingersoll-Rand PLC	605,977	32,602
Pentair Ltd.	64,254	3,492
Timken Co.	187,566	9,860
		45,954
Marine - 0.2%
Navios Maritime Holdings, Inc.	1,788,039	8,100
Road & Rail - 0.4%
Hertz Global Holdings, Inc. (a)	583,000	14,039
Trading Companies & Distributors - 0.1%
Edgen Group, Inc. Class A	633,944	4,343
TOTAL INDUSTRIALS		381,087
INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 1.1%
Cisco Systems, Inc.	1,982,651	41,477
Computers & Peripherals - 1.0%
EMC Corp. (a)	1,160,700	26,035
NCR Corp. (a)	430,369	11,736
		37,771
Electronic Equipment & Components - 0.8%
Avnet, Inc. (a)	489,587	16,034
Corning, Inc.	605,400	8,778
SMTC Corp. (a)	343,580	759
Viasystems Group, Inc. (a)	441,914	5,621
		31,192
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	194,300	8,951
Semiconductors & Semiconductor Equipment - 2.4%
Fairchild Semiconductor International, Inc. (a)	924,426	11,925
Freescale Semiconductor Holdings I Ltd. (a)(e)	887,100	13,732
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intersil Corp. Class A	1,177,013	$ 9,134
Micron Technology, Inc. (a)	1,890,455	17,808
ON Semiconductor Corp. (a)	4,465,694	35,100
		87,699
Software - 0.9%
Autodesk, Inc. (a)	236,100	9,298
Citrix Systems, Inc. (a)	190,801	11,862
Microsoft Corp.	91,200	3,019
Nuance Communications, Inc. (a)	464,834	8,850
		33,029
TOTAL INFORMATION TECHNOLOGY		240,119
MATERIALS - 11.5%
Chemicals - 9.1%
H.B. Fuller Co.	380,376	14,416
LyondellBasell Industries NV Class A	4,320,493	262,259
OMNOVA Solutions, Inc. (a)(f)	2,609,132	17,403
Phosphate Holdings, Inc. (a)	192,500	241
The Dow Chemical Co.	695,412	23,581
W.R. Grace & Co. (a)	256,156	19,752
		337,652
Containers & Packaging - 2.0%
Rock-Tenn Co. Class A	608,992	60,984
Sealed Air Corp.	678,051	14,998
		75,982
Metals & Mining - 0.2%
AngloGold Ashanti Ltd. sponsored ADR	437,500	8,531
Ormet Corp. (a)	500,000	7
Ormet Corp. (a)(i)	150,000	2
		8,540
Paper & Forest Products - 0.2%
Neenah Paper, Inc.	231,700	6,664
TOTAL MATERIALS		428,838
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Intelsat SA	855,300	$ 17,234
Level 3 Communications, Inc. (a)	184,741	3,719
		20,953
UTILITIES - 5.5%
Electric Utilities - 0.4%
FirstEnergy Corp.	341,796	15,928
Independent Power Producers & Energy Traders - 5.1%
Calpine Corp. (a)	1,970,200	42,812
The AES Corp.	10,548,678	146,205
		189,017
TOTAL UTILITIES		204,945
TOTAL COMMON STOCKS (Cost $2,526,334)		3,375,199
Nonconvertible Preferred Stocks - 0.4%

CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Revlon, Inc. Series A 12.75%	1,007,783	5,462
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
GMAC Capital Trust I Series 2, 8.125%	360,987	9,887
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $22,062)		15,349
Corporate Bonds - 1.0%
	Principal Amount (000s)
Convertible Bonds - 0.1%
INDUSTRIALS - 0.1%
Marine - 0.1%
Genco Shipping & Trading Ltd. 5% 8/15/15	$ 9,934	3,185
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 0.9%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28 (d)	$ 2,515	$ 0
7.125% 7/15/13 (d)	6,805	0
7.2% 1/15/11 (d)	18,790	0
8.25% 7/15/23 (d)	20,460	0
8.375% 7/15/33 (d)	41,210	0
8.8% 3/1/21 (d)	8,800	0
Multiline Retail - 0.9%
The Bon-Ton Department Stores, Inc. 10.625% 7/15/17	34,800	35,061
TOTAL CORPORATE BONDS (Cost $33,068)		38,246
Floating Rate Loans - 0.3%

INDUSTRIALS - 0.2%
Airlines - 0.2%
US Airways Group, Inc. term loan 2.6992% 3/23/14 (g)	8,756	8,745
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7313% 10/10/17 (g)	4,289	3,147
TOTAL FLOATING RATE LOANS (Cost $12,085)		11,892
Money Market Funds - 10.4%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	290,482,436	290,482
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	96,351,475	96,351
TOTAL MONEY MARKET FUNDS (Cost $386,833)		386,833
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $2,980,382)		3,827,519
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(93,987)
NET ASSETS - 100%		$ 3,733,532
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	5/14/07	$ 3,263
Station Holdco LLC unit	10/28/08 - 12/1/08	$ 4,743
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 286
Fidelity Securities Lending Cash Central Fund	2,151
Total	$ 2,437
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gray Television, Inc.	$ 5,321	$ -	$ -	$ -	$ 20,111
OMNOVA Solutions, Inc.	18,994	-	-	-	17,403
Service Corp. International	147,381	-	38,217	1,887	-
Total	$ 171,696	$ -	$ 38,217	$ 1,887	$ 37,514
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 918,591	$ 918,584	$ -	$ 7
Consumer Staples	95,578	95,578	-	-
Energy	382,104	382,104	-	-
Financials	309,616	309,616	-	-
Health Care	408,717	408,717	-	-
Industrials	381,087	381,087	-	-
Information Technology	240,119	240,119	-	-
Materials	428,838	428,838	-	-
Telecommunication Services	20,953	20,953	-	-
Utilities	204,945	204,945	-	-
Corporate Bonds	38,246	-	38,246	-
Floating Rate Loans	11,892	-	11,892	-
Money Market Funds	386,833	386,833	-	-
Total Investments in Securities:	$ 3,827,519	$ 3,777,374	$ 50,138	$ 7
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $2,978,226,000. Net unrealized appreciation aggregated $849,293,000, of which $1,045,074,000 related to appreciated investment securities and $195,781,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 28, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 28, 2013